SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENTS
Schedule of fair value of the share options and the factors used for its calculation

Factor	Incentive Option Plan
Weighted average fair value at measurement date (per option)	USD 4.09
Value of the share (per share)	USD 15.85 (Split 1:50)
Expected dividend rate	0%
Expected volatility	47.92%
Risk-free interest rate	1,05%
Weighted average expected life of stock options	2 years
Weighted average exercise price (per share)	USD 15.85 (Split 1:50)
Model used	Black and Scholes (adjusted to consider the possible dilutive effect of the future exercise of options)

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	06/30/2019		06/30/2018		06/30/2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price	options	price	options	price

At the beginning	31,600	15.85	31,600	15.85	31,600	15.85
Granted during the year/period	—	—	—	—	—	—
Annulled during the year/period	(31,600)	(15.85)	—	—	—	—
Exercised during the year/period	—	—	—	—	—	—
Expired during the year/period	—	—	—	—	—	—
Effective at year/period	—	—	31,600	15.85	31,600	15.85